Loans receivable, net (Schedule of Accounts, Notes, Loans and Financing Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Unsecured	$ 0	$ 0
Unsecured - guarantee backed loans	30,041	21,346
Pledged assets backed loans	0	0
Collateral backed loans	11,330	15,720
Total	41,371	37,066
Corporate Loans
Unsecured	0	0
Unsecured - guarantee backed loans	5,119	3,846
Pledged assets backed loans	0	0
Collateral backed loans	641	2,279
Total	5,760	6,125
Consumer Loan
Unsecured	0	0
Unsecured - guarantee backed loans	24,922	17,500
Pledged assets backed loans	0	0
Collateral backed loans	10,689	13,441
Total	$ 35,611	$ 30,941